Employee Benfits Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Employee Benefit Expenses [Abstract]
Employee benefit	$ 37,769,000	$ 30,384,000	$ 19,264,000